Interests in Resource Properties (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Interests In Resource Properties [Line Items]
Tangible exploration and evaluation assets	$ 273,250	$ 92,551	$ 59,692
Interest in an iron ore mine
Disclosure Of Interests In Resource Properties [Line Items]
Tangible exploration and evaluation assets	218,203	30,000
Hydrocarbon development and production assets
Disclosure Of Interests In Resource Properties [Line Items]
Tangible exploration and evaluation assets	38,040	40,849
Exploration and evaluation assets - hydrocarbon probable reserves
Disclosure Of Interests In Resource Properties [Line Items]
Tangible exploration and evaluation assets	12,367	12,367	9,416
Exploration and evaluation assets - hydrocarbon Undeveloped lands
Disclosure Of Interests In Resource Properties [Line Items]
Tangible exploration and evaluation assets	$ 4,640	$ 9,335	$ 10,039